Significant Accounting policies	6 Months Ended
Jun. 30, 2013
Significant Accounting policies [Abstract]
Significant Accounting policies
2.         Significant Accounting Policies:

A summary of the Company's significant accounting policies is identified in Note 2 on the Company's consolidated financial statements included in the Annual Report on Form 20-F for the fiscal year ended December 31, 2012 filed with the Securities and Exchange Commission (SEC) on March 20, 2013. There have been no changes to the Company's significant accounting policies in the six-month period ended June 30, 2013.